Agreements and Transactions of Related Parties (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Related Party Transaction [Line Items]
Management Fees Revenue	$ 66,808,000	$ 76,246,000	$ 76,621,000
Reimbursed costs from affiliates	64,829,000	60,023,000	47,534,000
Incentive Termination And Subordinated Disposition Revenues	52,515,000
Structuring revenue	46,831,000	44,525,000	23,273,000
Wholesaling revenue	11,664,000	11,096,000	7,691,000
Distributions of available cash	15,535,000	4,468,000	2,160,000
Deferred Revenue Recognized	5,662,000	0	0
Revenue earned and cash received from REITs	263,844,000	196,358,000	157,279,000
Asset Management Fees [Abstract]
Asset management revenue is calculated as a percent of total average invested assets	1.00%
Performance revenue is calculated as a percent of total average invested assets	0.50%
Asset management revenue is calculated as a percent of average market value of real estate assets	0.50%
Asset management revenue is calculated as a percent of average equity value of securities	1.75%
Asset management revenue is calculated as a percent of average lodging-related assets	0.50%
Performance revenue receivable in shares, percent	80.00%
Performance revenue receivable in cash, percent	20.00%
Reimbursed Costs From Affiliates And Wholesaling Revenue [Abstract]
Dealer Revenue Per Share Sold CPA 17	$ 0.35
Wholesaling Revenue Per Share Sold	$ 0.15
Limit on underwriting compensation prescribed by Financial Industry Regulatory Authority, Inc.	10.00%
Termination And Disposition Revenue [abstract]
Percentage of disposition revenue	3.00%
Percentage of incentive revenue	15.00%
Structuring Revenue [Abstract]
Acquisition revenue as a percent of total cost of all investments made by each CPA REIT	4.50%
Percent of structuring revenue paid on completion of transaction	2.50%
Percent of structuring revenue paid in annual installments	2.00%
Loan Refinancing Revenue Percent	1.00%
Unpaid Transaction Fee Interest Rate Minimum	5.00%
Unpaid Transaction Fee Interest Rate Maximum	7.00%
Deferred acquisition fees receivable	29,410,000	31,419,000
Interest Earned On Unpaid Deferred Acquisition Fees	1,332,000	1,136,000	1,534,000
Joint Ventures Ownership Percentage			60.00%
CPA 14 And 16 Merger [Abstract]
Purchase price of remaining interests in a joint venture	31,800,000
Assumption of debt arising from acquisition	87,600,000
Shareholder Cash Option Arising From Merger	$ 11.5
Shareholder Share Option Available From Merger	1.1932
Base Net Asset Value Of Shares Received By Reit Shareholders	$ 10.5
Merger Consideration	954,500,000
Merger Consideration Liquidating Amount	444,000,000
Shares Issued to Liquidating Shareholders	57,365,145
Fair Value Of Shares Issued	510,500,000
Shares Received In Exchange From Liquidating Shareholders	48,076,723
Special Per Share Cash Distribution To Liquidating Shareholders	$ 1
Value Of Special Cash Distribution	90,400,000
Senior Credit Facility	320,000,000
Additional Shares Purchased	13,750,000
Value Of Additional Shares Purchased	121,000,000
Amount drawn down on senior credit facility	121,400,000
Termination Revenue Received In Shares Exchanged	3,242,089
Cash Received From Special Cash Distribution	11,100,000
Shares Received From REIT Arising From Merger	13,260,091
Capital Interest Of Managing Members	99.985%
Special Interest	0.015%
Reduced Asset Management Fee Percentage	0.50%
Previous Asset Management Fee Percentage	1.00%
Former Subordinated Incentive And Termination Fee Percentage	15.00%
Final Distribution Percentage	15.00%
Return On Managing Members Invested Capital Base	100.00%
Managing Members Priority Return	6.00%
Amortization Of Basis Differential Of Special Interest	600,000
Shares Received As Termination Revenue	2,717,138
Deferred revenue eliminated	6,000,000
Ownership interest in another reit	17.50%
Contract Termination Fee	28,300,000
Payment For Special Interest	300,000
Termination Revenue	31,200,000
Subordinated Disposition Revenue	21,300,000
Other Distributions Of Cash Received	10.00%
Other Transactions With Affiliates [Abstract]
Income from noncontrolling interest partners	2,542,000	2,372,000	2,374,000
Deferred Rent Due To Affiliates	798,000	854,000
Average Estimated Minimum Lease Payments Of Limited Partnership	3,000,000
Special Loan To REIT	4,000,000
Interest Rate Of Special Loan To REIT	2.50%
Special Loan To Related Party REIT	90,000,000
Interest Rate Of Special Loan To Related Party REIT	1.15%
Loan To Affiliate	2,000,000
Interest Rate On Loan To Affiliate	0.90%
Repayment Of Loan To Affiliate Current Quarter	1,000,000
Repayment Of Loan From Affiliate Subsequent Quarter	1,000,000
Interest Income From Affiliates	200,000
CPA 17 [Member]
Reimbursed Costs From Affiliates And Wholesaling Revenue [Abstract]
Selling Commission Per Share Sold	$ 0.65
Dealer Revenue Per Share Sold CPA 17	$ 0.35
Wholesaling Revenue Per Share Sold	$ 0.15
Structuring Revenue [Abstract]
Maximum Percentage Of Revenue Earned On Initial Acquisition	1.75%
Minimum Percentage Of Revenue Earned On Initial Acquisition	0.00%
Minimum [Member]
Structuring Revenue [Abstract]
Joint Ventures Ownership Percentage	5.00%
Maximum [Member]
Structuring Revenue [Abstract]
Joint Ventures Ownership Percentage	95.00%
CWI [Member]
Reimbursed Costs From Affiliates And Wholesaling Revenue [Abstract]
Selling Commission Per Share Sold	$ 0.7
Dealer Revenue Per Share Sold CPA 17	$ 0.3
Minimum Offering Amount	10,000,000
Maximum percent of offering proceeds	2.00%
Organization and offering costs incurred	5,100,000
Offering costs, obligation to reimburse	$ 900,000
Structuring Revenue [Abstract]
Initial acquisition revenue percentage	2.50%
Maximum Percentage Of Revenue Earned On Acquisition	6.00%